UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01677
JOHN HANCOCK CAPITAL SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2025:
  John Hancock Classic Value Fund
  John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class A/USGLX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$55	1.13%
Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443034

26SA-A

4/25

6/25

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class C/USLCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$91	1.88%
Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443034

26SA-C

4/25

6/25

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class I/USLIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$43	0.88%
Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443034

26SA-I

4/25

6/25

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class R2/USLYX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$59	1.22%
Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443034

26SA-R2

4/25

6/25

John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class R6/UGLSX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$38	0.77%
Fund Statistics
Fund net assets	$1,952,209,041
Total number of portfolio holdings	31
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	6.8%
Amazon.com, Inc.	6.7%
Visa, Inc., Class A	5.0%
Intuit, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Waste Management, Inc.	4.5%
S&P Global, Inc.	4.1%
Aon PLC, Class A	4.1%
Canadian Pacific Kansas City, Ltd.	3.8%

Sector Composition
Information technology	38.1%
Financials	15.7%
Consumer discretionary	12.6%
Health care	12.3%
Communication services	9.9%
Industrials	8.3%
Materials	1.9%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443034

26SA-R6

4/25

6/25

John Hancock U.S. Global Leaders Growth Fund

John Hancock Classic Value Fund
Class A/PZFVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$57	1.15%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-A

4/25

6/25

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class C/JCVCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$93	1.90%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-C

4/25

6/25

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class I/JCVIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$44	0.90%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-I

4/25

6/25

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R2/JCVSX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$63	1.28%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-R2

4/25

6/25

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R5/JCVVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$41	0.84%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-R5

4/25

6/25

John Hancock Classic Value Fund

John Hancock Classic Value Fund
Class R6/JCVWX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$39	0.80%
Fund Statistics
Fund net assets	$586,881,692
Total number of portfolio holdings	35
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Baxter International, Inc.	5.3%
CVS Health Corp.	5.2%
Citigroup, Inc.	4.7%
Wells Fargo & Company	4.5%
Humana, Inc.	4.5%
Fresenius Medical Care AG, ADR	4.4%
Capital One Financial Corp.	4.1%
Dow, Inc.	3.8%
Dollar General Corp.	3.8%
Magna International, Inc.	3.6%

Sector Composition
Financials	30.5%
Health care	27.3%
Information technology	10.0%
Consumer discretionary	9.4%
Consumer staples	6.2%
Industrials	4.5%
Energy	4.3%
Materials	3.8%
Communication services	3.5%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443041

38SA-R6

4/25

6/25

John Hancock Classic Value Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2025 for the following funds:

  John Hancock Classic Value Fund

  John Hancock U.S. Global Leaders Growth Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Classic Value Fund
U.S. equity
April 30, 2025

John Hancock
Classic Value Fund

2	Fund’s investments
5	Financial statements
9	Financial highlights
15	Notes to financial statements
1	JOHN HANCOCK CLASSIC VALUE FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 99.5%		$583,915,877
(Cost $481,364,011)
Communication services 3.5%		20,267,391
Media 3.5%
Charter Communications, Inc., Class A (A)	51,721	20,267,391
Consumer discretionary 9.4%		54,923,041
Automobile components 6.7%
Lear Corp.	209,524	17,966,683
Magna International, Inc.	611,977	21,272,321
Household durables 1.0%
Newell Brands, Inc.	1,244,985	5,951,028
Textiles, apparel and luxury goods 1.7%
PVH Corp.	141,099	9,733,009
Consumer staples 6.2%		36,387,845
Consumer staples distribution and retail 3.8%
Dollar General Corp.	235,298	22,045,070
Food products 2.4%
Tyson Foods, Inc., Class A	234,206	14,342,775
Energy 4.3%		25,289,357
Energy equipment and services 1.8%
NOV, Inc.	900,069	10,449,801
Oil, gas and consumable fuels 2.5%
Shell PLC, ADR	230,142	14,839,556
Financials 30.5%		179,141,577
Banks 12.3%
Bank of America Corp.	458,160	18,271,421
Citigroup, Inc.	401,189	27,433,304
Wells Fargo & Company	376,025	26,701,535
Capital markets 1.7%
UBS Group AG	322,855	9,759,907
Consumer finance 4.1%
Capital One Financial Corp.	134,688	24,278,859
Financial services 9.3%
Corebridge Financial, Inc.	415,630	12,315,117
Equitable Holdings, Inc.	244,214	12,076,382
Global Payments, Inc.	236,829	18,072,421
Voya Financial, Inc.	203,425	12,042,760
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	2

	Shares	Value
Financials (continued)
Insurance 3.1%
MetLife, Inc.	241,341	$18,189,871
Health care 27.3%		160,124,954
Health care equipment and supplies 7.8%
Baxter International, Inc.	985,171	30,707,780
Medtronic PLC	174,205	14,765,616
Health care providers and services 14.1%
CVS Health Corp.	461,206	30,767,051
Fresenius Medical Care AG, ADR (B)	1,016,962	25,810,496
Humana, Inc.	100,762	26,423,827
Pharmaceuticals 5.4%
Bristol-Myers Squibb Company	330,566	16,594,413
Pfizer, Inc.	616,787	15,055,771
Industrials 4.5%		26,582,534
Passenger airlines 2.0%
Delta Air Lines, Inc.	285,865	11,900,560
Professional services 2.5%
SS&C Technologies Holdings, Inc.	194,206	14,681,974
Information technology 10.0%		58,759,761
Electronic equipment, instruments and components 2.1%
TE Connectivity PLC	86,288	12,630,837
IT services 5.7%
Amdocs, Ltd.	172,869	15,312,736
Cognizant Technology Solutions Corp., Class A	243,306	17,900,022
Semiconductors and semiconductor equipment 2.2%
Skyworks Solutions, Inc.	200,936	12,916,166
Materials 3.8%		22,439,417
Chemicals 3.8%
Dow, Inc.	733,554	22,439,417

	Yield (%)	Shares	Value
Short-term investments 1.9%			$11,118,407
(Cost $11,117,395)
Short-term funds 1.9%			11,118,407
John Hancock Collateral Trust (C)	4.2081(D)	970,069	9,703,799
State Street Institutional Treasury Money Market Fund, Premier Class	4.2307(D)	1,414,608	1,414,608

3	JOHN HANCOCK CLASSIC VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $492,481,406) 101.4%	$595,034,284
Other assets and liabilities, net (1.4%)	(8,152,592)
Total net assets 100.0%	$586,881,692

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $506,354,458. Net unrealized appreciation aggregated to $88,679,826, of which $133,077,731 related to gross unrealized appreciation and $44,397,905 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	83.1%
Ireland	4.7%
Germany	4.4%
Canada	3.6%
United Kingdom	2.5%
Switzerland	1.7%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $482,778,619) including $9,504,890 of securities loaned	$585,330,485
Affiliated investments, at value (Cost $9,702,787)	9,703,799
Total investments, at value (Cost $492,481,406)	595,034,284
Dividends and interest receivable	1,113,006
Receivable for fund shares sold	148,516
Receivable for investments sold	1,769,835
Receivable for securities lending income	1,136
Other assets	189,202
Total assets	598,255,979
Liabilities
Payable for investments purchased	9,998
Payable for fund shares repurchased	1,074,712
Payable upon return of securities loaned	9,702,750
Payable to affiliates
Investment management fees	351,524
Accounting and legal services fees	9,588
Transfer agent fees	46,485
Distribution and service fees	52,407
Trustees’ fees	1,128
Other liabilities and accrued expenses	125,695
Total liabilities	11,374,287
Net assets	$586,881,692
Net assets consist of
Paid-in capital	$380,607,844
Total distributable earnings (loss)	206,273,848
Net assets	$586,881,692
5	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($246,522,821 ÷ 10,725,202 shares)[1]	$22.99
Class C ($2,863,763 ÷ 129,092 shares)[1]	$22.18
Class I ($241,470,708 ÷ 10,463,328 shares)	$23.08
Class R2 ($2,697,878 ÷ 117,590 shares)	$22.94
Class R5 ($126,943 ÷ 5,489 shares)	$23.13
Class R6 ($93,199,579 ÷ 4,029,238 shares)	$23.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.20

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	6

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$12,077,799
Securities lending	16,901
Less foreign taxes withheld	(99,146)
Total investment income	11,995,554
Expenses
Investment management fees	3,017,600
Distribution and service fees	371,110
Accounting and legal services fees	67,408
Transfer agent fees	330,934
Trustees’ fees	10,914
Custodian fees	55,384
State registration fees	61,899
Printing and postage	59,092
Professional fees	50,094
Other	73,471
Total expenses	4,097,906
Less expense reductions	(36,243)
Net expenses	4,061,663
Net investment income	7,933,891
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	114,143,055
Affiliated investments	20,758
114,163,813
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(132,773,228)
Affiliated investments	(19,694)
(132,792,922)
Net realized and unrealized loss	(18,629,109)
Decrease in net assets from operations	$(10,695,218)
7	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$7,933,891	$24,905,771
Net realized gain	114,163,813	278,940,741
Change in net unrealized appreciation (depreciation)	(132,792,922)	(5,761,469)
Increase (decrease) in net assets resulting from operations	(10,695,218)	298,085,043
Distributions to shareholders
From earnings
Class A	(105,178,223)	(20,463,888)
Class C	(1,294,629)	(274,220)
Class I	(111,691,393)	(48,058,890)
Class R2	(907,165)	(154,844)
Class R5	(42,434)	(7,774)
Class R6	(65,132,067)	(30,658,530)
Total distributions	(284,245,911)	(99,618,146)
From fund share transactions	(331,852,030)	(376,962,845)
Total decrease	(626,793,159)	(178,495,948)
Net assets
Beginning of period	1,213,674,851	1,392,170,799
End of period	$586,881,692	$1,213,674,851
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	8

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$35.64	$31.23	$37.10	$40.19	$23.99	$31.31
Net investment income[2]	0.21	0.54	0.44	0.41	0.25	0.35
Net realized and unrealized gain (loss) on investments	(0.48)	6.06	(0.32)	(3.27)	16.35	(6.18)
Total from investment operations	(0.27)	6.60	0.12	(2.86)	16.60	(5.83)
Less distributions
From net investment income	(0.93)	(0.48)	(0.60)	(0.23)	(0.40)	(0.78)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.38)	(2.19)	(5.99)	(0.23)	(0.40)	(1.49)
Net asset value, end of period	$22.99	$35.64	$31.23	$37.10	$40.19	$23.99
Total return (%)[3,4]	(1.58)[5]	21.34	0.81	(7.13)	69.72	(19.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$247	$306	$297	$346	$416	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.16[7]	1.14	1.13	1.15	1.19
Expenses including reductions	1.15[6]	1.15[7]	1.14	1.13	1.14	1.18
Net investment income	1.59[6]	1.55	1.31	1.07	0.68	1.36
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
9	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$34.66	$30.42	$36.24	$39.32	$23.50	$30.72
Net investment income (loss)[2]	0.11	0.28	0.19	0.12	(0.02)	0.18
Net realized and unrealized gain (loss) on investments	(0.48)	5.90	(0.31)	(3.20)	16.06	(6.14)
Total from investment operations	(0.37)	6.18	(0.12)	(3.08)	16.04	(5.96)
Less distributions
From net investment income	(0.66)	(0.23)	(0.31)	—	(0.22)	(0.55)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.11)	(1.94)	(5.70)	—	(0.22)	(1.26)
Net asset value, end of period	$22.18	$34.66	$30.42	$36.24	$39.32	$23.50
Total return (%)[3,4]	(1.99)[5]	20.46	0.04	(7.83)	68.52	(20.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$4	$7	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[6]	1.91[7]	1.89	1.88	1.90	1.94
Expenses including reductions	1.90[6]	1.90[7]	1.89	1.88	1.89	1.93
Net investment income (loss)	0.85[6]	0.81	0.58	0.32	(0.05)	0.67
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	10

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$35.79	$31.35	$37.24	$40.34	$24.06	$31.40
Net investment income[2]	0.25	0.64	0.55	0.51	0.34	0.43
Net realized and unrealized gain (loss) on investments	(0.49)	6.08	(0.35)	(3.28)	16.41	(6.20)
Total from investment operations	(0.24)	6.72	0.20	(2.77)	16.75	(5.77)
Less distributions
From net investment income	(1.02)	(0.57)	(0.70)	(0.33)	(0.47)	(0.86)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.47)	(2.28)	(6.09)	(0.33)	(0.47)	(1.57)
Net asset value, end of period	$23.08	$35.79	$31.35	$37.24	$40.34	$24.06
Total return (%)[3]	(1.46)[4]	21.64	1.06	(6.90)	70.19	(19.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$241	$353	$668	$1,335	$2,545	$886
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.91[6]	0.89	0.88	0.90	0.94
Expenses including reductions	0.90[5]	0.90[6]	0.89	0.88	0.89	0.93
Net investment income	1.87[5]	1.81	1.60	1.31	0.92	1.66
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
11	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$35.57	$31.16	$37.01	$40.10	$23.93	$31.23
Net investment income[2]	0.19	0.49	0.40	0.36	0.20	0.35
Net realized and unrealized gain (loss) on investments	(0.49)	6.06	(0.32)	(3.27)	16.34	(6.20)
Total from investment operations	(0.30)	6.55	0.08	(2.91)	16.54	(5.85)
Less distributions
From net investment income	(0.88)	(0.43)	(0.54)	(0.18)	(0.37)	(0.74)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.33)	(2.14)	(5.93)	(0.18)	(0.37)	(1.45)
Net asset value, end of period	$22.94	$35.57	$31.16	$37.01	$40.10	$23.93
Total return (%)[3]	(1.69)[4]	21.21	0.69	(7.27)	69.57	(19.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[5]	1.28[6]	1.27	1.26	1.28	1.32
Expenses including reductions	1.28[5]	1.28[6]	1.26	1.25	1.27	1.31
Net investment income	1.44[5]	1.40	1.17	0.94	0.56	1.39
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	12

CLASS R5 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$35.85	$31.39	$37.29	$40.39	$24.09	$31.42
Net investment income[2]	0.25	0.64	0.58	0.52	0.36	0.49
Net realized and unrealized gain (loss) on investments	(0.48)	6.12	(0.38)	(3.27)	16.42	(6.24)
Total from investment operations	(0.23)	6.76	0.20	(2.75)	16.78	(5.75)
Less distributions
From net investment income	(1.04)	(0.59)	(0.71)	(0.35)	(0.48)	(0.87)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.49)	(2.30)	(6.10)	(0.35)	(0.48)	(1.58)
Net asset value, end of period	$23.13	$35.85	$31.39	$37.29	$40.39	$24.09
Total return (%)[3]	(1.43)[4]	21.74	1.09	(6.85)	70.30	(19.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[6]	0.86[7]	0.83	0.83	0.85	0.87
Expenses including reductions	0.84[6]	0.85[7]	0.82	0.82	0.84	0.86
Net investment income	1.87[6]	1.82	1.69	1.34	0.97	1.81
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
13	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$35.87	$31.41	$37.30	$40.41	$24.09	$31.43
Net investment income[2]	0.33	0.66	0.44	0.55	0.38	0.46
Net realized and unrealized gain (loss) on investments	(0.56)	6.11	(0.21)	(3.29)	16.43	(6.20)
Total from investment operations	(0.23)	6.77	0.23	(2.74)	16.81	(5.74)
Less distributions
From net investment income	(1.06)	(0.60)	(0.73)	(0.37)	(0.49)	(0.89)
From net realized gain	(11.45)	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(12.51)	(2.31)	(6.12)	(0.37)	(0.49)	(1.60)
Net asset value, end of period	$23.13	$35.87	$31.41	$37.30	$40.41	$24.09
Total return (%)[3]	(1.43)[4]	21.78	1.18	(6.83)	70.41	(19.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$93	$549	$421	$126	$163	$253
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[5]	0.80[6]	0.78	0.78	0.80	0.83
Expenses including reductions	0.80[5]	0.79[6]	0.78	0.77	0.79	0.82
Net investment income	2.17[5]	1.89	1.33	1.42	1.08	1.76
Portfolio turnover (%)	7	29	24	18	25	35

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
15	JOHN HANCOCK Classic Value Fund |

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $9,504,890 and received $9,702,750 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
| JOHN HANCOCK Classic Value Fund	16

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2025 were $2,792.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
17	JOHN HANCOCK Classic Value Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.710% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.700% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.690% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,815
Class C	150
Class I	12,386
Class R2	113
Class	Expense reduction
Class R5	$5
Class R6	11,774
Total	$36,243

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Classic Value Fund	18

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,843 for the six months ended April 30, 2025. Of this amount, $4,688 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $23,155 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $6 and $97 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$347,049	$157,379
Class C	17,558	1,990
Class I	—	165,245
Class R2	6,472	65
Class R5	31	3
Class R6	—	6,252
Total	$371,110	$330,934
19	JOHN HANCOCK Classic Value Fund |

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	23,820,000	5	4.824%	(15,958)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	589,977	$15,012,347	400,871	$14,035,888
Distributions reinvested	4,201,631	98,906,399	554,762	19,255,780
Repurchased	(2,640,811)	(64,582,324)	(1,879,411)	(65,812,650)
Net increase (decrease)	2,150,797	$49,336,422	(923,778)	$(32,520,982)
Class C shares
Sold	5,386	$136,966	14,198	$484,569
Distributions reinvested	53,623	1,221,524	7,327	248,895
Repurchased	(43,076)	(1,083,409)	(52,563)	(1,801,239)
Net increase (decrease)	15,933	$275,081	(31,038)	$(1,067,775)
Class I shares
Sold	1,773,115	$54,114,428	1,893,476	$66,351,663
Distributions reinvested	4,237,590	100,049,495	1,316,192	45,777,158
Repurchased	(5,402,079)	(155,122,834)	(14,656,873)	(522,487,365)
Net increase (decrease)	608,626	$(958,911)	(11,447,205)	$(410,358,544)
Class R2 shares
Sold	8,293	$190,729	7,266	$254,371
Distributions reinvested	38,341	901,401	4,414	153,044
Repurchased	(2,500)	(58,071)	(9,934)	(353,967)
Net increase	44,134	$1,034,059	1,746	$53,448
| JOHN HANCOCK Classic Value Fund	20

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	360	$9,267	457	$16,015
Distributions reinvested	1,794	42,434	223	7,774
Repurchased	(20)	(472)	(644)	(22,255)
Net increase	2,134	$51,229	36	$1,534
Class R6 shares
Sold	2,019,699	$73,510,143	3,734,938	$132,877,622
Distributions reinvested	2,645,444	62,591,200	867,005	30,189,130
Repurchased	(15,933,137)	(517,691,253)	(2,712,864)	(96,137,278)
Net increase (decrease)	(11,267,994)	$(381,589,910)	1,889,079	$66,929,474
Total net decrease	(8,446,370)	$(331,852,030)	(10,511,160)	$(376,962,845)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $59,090,522 and $657,572,844, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	970,069	$27,884,350	$72,335,228	$(90,516,843)	$20,758	$(19,694)	$16,901	—	$9,703,799

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial
21	JOHN HANCOCK Classic Value Fund |

position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Classic Value Fund	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443041	38SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
April 30, 2025

John Hancock
U.S. Global Leaders Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
1	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,929,687,478
(Cost $1,179,656,412)
Communication services 9.9%		192,445,284
Entertainment 2.8%
Netflix, Inc. (A)	47,115	53,320,988
Interactive media and services 7.1%
Alphabet, Inc., Class C	291,169	46,846,180
Meta Platforms, Inc., Class A	168,084	92,278,116
Consumer discretionary 12.6%		245,209,473
Broadline retail 6.7%
Amazon.com, Inc. (A)	711,747	131,260,382
Hotels, restaurants and leisure 5.9%
Chipotle Mexican Grill, Inc. (A)	933,582	47,164,563
Yum! Brands, Inc.	443,928	66,784,528
Financials 15.7%		307,536,820
Capital markets 4.1%
S&P Global, Inc.	160,946	80,481,047
Consumer finance 2.5%
American Express Company	181,245	48,285,480
Financial services 5.0%
Visa, Inc., Class A	286,568	99,009,244
Insurance 4.1%
Aon PLC, Class A	224,812	79,761,049
Health care 12.3%		240,848,410
Health care equipment and supplies 0.8%
The Cooper Companies, Inc. (A)	184,136	15,038,387
Health care providers and services 3.3%
UnitedHealth Group, Inc.	159,724	65,716,843
Life sciences tools and services 5.2%
Danaher Corp.	303,242	60,445,228
Thermo Fisher Scientific, Inc.	95,723	41,065,167
Pharmaceuticals 3.0%
Novo Nordisk A/S, ADR	881,607	58,582,785
Industrials 8.3%		162,568,794
Commercial services and supplies 4.5%
Waste Management, Inc.	373,511	87,162,527
Ground transportation 3.8%
Canadian Pacific Kansas City, Ltd. (B)	1,040,517	75,406,267
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	2

	Shares	Value
Information technology 38.1%		$743,564,084
IT services 3.1%
Gartner, Inc. (A)	142,944	60,190,860
Semiconductors and semiconductor equipment 6.9%
Arm Holdings PLC, ADR (A)(B)	376,438	42,932,754
NVIDIA Corp.	836,827	91,147,197
Software 25.2%
Autodesk, Inc. (A)	142,260	39,014,805
Intuit, Inc.	150,015	94,129,912
Microsoft Corp.	333,681	131,890,751
Salesforce, Inc.	177,972	47,822,856
ServiceNow, Inc. (A)	61,368	58,607,054
Synopsys, Inc. (A)	159,652	73,281,865
Workday, Inc., Class A (A)	197,614	48,415,430
Technology hardware, storage and peripherals 2.9%
Apple, Inc.	264,144	56,130,600
Materials 1.9%		37,514,613
Chemicals 1.9%
Ecolab, Inc.	149,205	37,514,613

	Yield (%)	Shares	Value
Short-term investments 3.9%			$75,797,967
(Cost $75,794,202)
Short-term funds 3.9%			75,797,967
John Hancock Collateral Trust (C)	4.2081(D)	5,455,744	54,574,894
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2762(D)	21,223,073	21,223,073

Total investments (Cost $1,255,450,614) 102.7%	$2,005,485,445
Other assets and liabilities, net (2.7%)	(53,276,404)
Total net assets 100.0%	$1,952,209,041

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $1,258,769,130. Net unrealized appreciation aggregated to $746,716,315, of which $793,167,776 related to gross unrealized appreciation and $46,451,461 related to gross unrealized depreciation.
3	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	86.9%
United Kingdom	6.3%
Canada	3.8%
Denmark	3.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,200,879,485) including $53,421,277 of securities loaned	$1,950,910,551
Affiliated investments, at value (Cost $54,571,129)	54,574,894
Total investments, at value (Cost $1,255,450,614)	2,005,485,445
Dividends and interest receivable	689,391
Receivable for fund shares sold	1,048,408
Receivable for investments sold	6,065,405
Receivable for securities lending income	2,169
Other assets	210,608
Total assets	2,013,501,426
Liabilities
Payable for investments purchased	4,078,977
Payable for fund shares repurchased	906,445
Payable upon return of securities loaned	54,571,747
Payable to affiliates
Investment management fees	1,119,587
Accounting and legal services fees	43,931
Transfer agent fees	151,598
Distribution and service fees	189,548
Trustees’ fees	1,070
Other liabilities and accrued expenses	229,482
Total liabilities	61,292,385
Net assets	$1,952,209,041
Net assets consist of
Paid-in capital	$1,020,379,927
Total distributable earnings (loss)	931,829,114
Net assets	$1,952,209,041

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($856,895,572 ÷ 14,228,317 shares)[1]	$60.22
Class C ($22,353,201 ÷ 539,580 shares)[1]	$41.43
Class I ($762,816,065 ÷ 11,042,836 shares)	$69.08
Class R2 ($1,164,371 ÷ 17,934 shares)	$64.93
Class R6 ($308,979,832 ÷ 4,393,702 shares)	$70.32
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$63.39

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$8,517,198
Interest	133,010
Securities lending	2,862
Less foreign taxes withheld	(141,006)
Total investment income	8,512,064
Expenses
Investment management fees	7,841,234
Distribution and service fees	1,296,772
Accounting and legal services fees	186,394
Transfer agent fees	1,049,266
Trustees’ fees	28,378
Custodian fees	120,815
State registration fees	53,596
Printing and postage	77,591
Professional fees	63,271
Other	54,546
Total expenses	10,771,863
Less expense reductions	(92,010)
Net expenses	10,679,853
Net investment loss	(2,167,789)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	193,029,311
Affiliated investments	(1,812)
193,027,499
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(250,670,439)
Affiliated investments	3,765
(250,666,674)
Net realized and unrealized loss	(57,639,175)
Decrease in net assets from operations	$(59,806,964)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(2,167,789)	$(5,839,804)
Net realized gain	193,027,499	388,047,538
Change in net unrealized appreciation (depreciation)	(250,666,674)	312,371,217
Increase (decrease) in net assets resulting from operations	(59,806,964)	694,578,951
Distributions to shareholders
From earnings
Class A	(131,839,350)	—
Class C	(5,077,132)	—
Class I	(116,877,725)	—
Class R2	(173,181)	—
Class R6	(41,088,621)	—
Total distributions	(295,056,009)	—
From fund share transactions	58,067,893	(611,597,836)
Total increase (decrease)	(296,795,080)	82,981,115
Net assets
Beginning of period	2,249,004,121	2,166,023,006
End of period	$1,952,209,041	$2,249,004,121
7	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$72.20	$53.74	$48.62	$76.20	$62.60	$51.76
Net investment loss[2]	(0.11)	(0.27)	(0.21)	(0.33)	(0.39)	(0.22)
Net realized and unrealized gain (loss) on investments	(1.81)	18.73	5.33	(21.23)	21.14	14.56
Total from investment operations	(1.92)	18.46	5.12	(21.56)	20.75	14.34
Less distributions
From net realized gain	(10.06)	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$60.22	$72.20	$53.74	$48.62	$76.20	$62.60
Total return (%)[3,4]	(3.55)[5]	34.35	10.53	(30.48)	35.67	29.28
Ratios and supplemental data
Net assets, end of period (in millions)	$857	$958	$783	$775	$1,217	$921
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.14	1.15	1.14	1.13	1.16
Expenses including reductions	1.13[6]	1.14	1.14	1.13	1.13	1.15
Net investment loss	(0.34)[6]	(0.41)	(0.40)	(0.59)	(0.57)	(0.40)
Portfolio turnover (%)	15	29	24	31	32	50

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$52.88	$39.66	$36.15	$58.66	$50.00	$42.31
Net investment loss[2]	(0.25)	(0.56)	(0.45)	(0.59)	(0.70)	(0.51)
Net realized and unrealized gain (loss) on investments	(1.14)	13.78	3.96	(15.90)	16.51	11.70
Total from investment operations	(1.39)	13.22	3.51	(16.49)	15.81	11.19
Less distributions
From net realized gain	(10.06)	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$41.43	$52.88	$39.66	$36.15	$58.66	$50.00
Total return (%)[3,4]	(3.89)[5]	33.33	9.71	(31.00)	34.66	28.30
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$28	$29	$34	$79	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.89	1.90	1.89	1.88	1.91
Expenses including reductions	1.88[6]	1.89	1.89	1.88	1.88	1.90
Net investment loss	(1.09)[6]	(1.15)	(1.15)	(1.34)	(1.32)	(1.15)
Portfolio turnover (%)	15	29	24	31	32	50

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$81.29	$60.35	$54.46	$84.41	$68.49	$56.19
Net investment loss[2]	(0.04)	(0.11)	(0.09)	(0.20)	(0.25)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.11)	21.05	5.98	(23.73)	23.32	15.89
Total from investment operations	(2.15)	20.94	5.89	(23.93)	23.07	15.80
Less distributions
From net realized gain	(10.06)	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$69.08	$81.29	$60.35	$54.46	$84.41	$68.49
Total return (%)[3]	(3.43)[4]	34.70	10.82	(30.31)	36.01	29.58
Ratios and supplemental data
Net assets, end of period (in millions)	$763	$912	$1,007	$1,037	$1,027	$662
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.90	0.89	0.88	0.91
Expenses including reductions	0.88[5]	0.89	0.89	0.88	0.88	0.90
Net investment loss	(0.10)[5]	(0.15)	(0.15)	(0.32)	(0.32)	(0.15)
Portfolio turnover (%)	15	29	24	31	32	50

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	10

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$77.10	$57.44	$52.01	$81.16	$66.33	$54.71
Net investment loss[2]	(0.15)	(0.35)	(0.28)	(0.43)	(0.50)	(0.31)
Net realized and unrealized gain (loss) on investments	(1.96)	20.01	5.71	(22.70)	22.48	15.43
Total from investment operations	(2.11)	19.66	5.43	(23.13)	21.98	15.12
Less distributions
From net realized gain	(10.06)	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$64.93	$77.10	$57.44	$52.01	$81.16	$66.33
Total return (%)[3]	(3.57)[4]	34.23	10.44	(30.56)	35.50	29.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[5]	1.23	1.24	1.24	1.25	1.28
Expenses including reductions	1.22[5]	1.22	1.24	1.23	1.24	1.27
Net investment loss	(0.43)[5]	(0.49)	(0.50)	(0.70)	(0.68)	(0.53)
Portfolio turnover (%)	15	29	24	31	32	50

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$82.54	$61.21	$55.18	$85.35	$69.12	$56.61
Net investment loss[2]	—[3]	(0.03)	(0.03)	(0.15)	(0.17)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.16)	21.36	6.06	(24.00)	23.55	16.04
Total from investment operations	(2.16)	21.33	6.03	(24.15)	23.38	16.01
Less distributions
From net realized gain	(10.06)	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$70.32	$82.54	$61.21	$55.18	$85.35	$69.12
Total return (%)[4]	(3.38)[5]	34.85	10.93	(30.23)	36.14	29.74
Ratios and supplemental data
Net assets, end of period (in millions)	$309	$349	$346	$332	$501	$353
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]	0.78	0.79	0.78	0.78	0.80
Expenses including reductions	0.77[6]	0.78	0.78	0.77	0.77	0.79
Net investment income (loss)	0.01[6]	(0.04)	(0.04)	(0.23)	(0.22)	(0.06)
Portfolio turnover (%)	15	29	24	31	32	50

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
13	JOHN HANCOCK U.S. Global Leaders Growth Fund |

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $53,421,277 and received $54,571,747 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
| JOHN HANCOCK U.S. Global Leaders Growth Fund	14

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2025 were $5,249.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
15	JOHN HANCOCK U.S. Global Leaders Growth Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s aggregate average daily net assets; (b) 0.730% of the next $500 million of the fund’s aggregate average daily net assets; (c) 0.710% of the next $1 billion of the fund’s aggregate average daily net assets; (d) 0.700% of the next $3 billion of the fund’s aggregate average daily net assets; and (e) 0.650% of the fund’s aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund and John Hancock U.S. Global Leaders Growth Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. Prior to February 25, 2025, the management fee was not aggregated with the net assets of John Hancock U.S. Global Leaders Growth Trust. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK U.S. Global Leaders Growth Fund	16

For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,460
Class C	1,095
Class I	37,254
Class	Expense reduction
Class R2	$54
Class R6	14,147
Total	$92,010

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $128,431 for the six months ended April 30, 2025. Of this amount, $21,484 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $106,947 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $4,468 and $421 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
17	JOHN HANCOCK U.S. Global Leaders Growth Fund |

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,164,748	$528,690
Class C	129,148	14,640
Class I	—	497,798
Class R2	2,876	31
Class R6	—	8,107
Total	$1,296,772	$1,049,266
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$84,000,000	1	4.825%	$(11,258)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	401,338	$26,550,243	716,801	$47,315,493
Distributions reinvested	1,969,038	126,668,203	—	—
Repurchased	(1,413,645)	(92,333,660)	(2,014,404)	(133,872,563)
Net increase (decrease)	956,731	$60,884,786	(1,297,603)	$(86,557,070)
Class C shares
Sold	25,603	$1,179,545	56,676	$2,745,710
Distributions reinvested	111,714	4,956,733	—	—
Repurchased	(126,983)	(5,873,997)	(256,687)	(12,519,366)
Net increase (decrease)	10,334	$262,281	(200,011)	$(9,773,656)
| JOHN HANCOCK U.S. Global Leaders Growth Fund	18

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,000,426	$155,547,973	2,237,118	$164,945,156
Distributions reinvested	1,554,216	114,576,775	—	—
Repurchased	(3,732,068)	(283,540,165)	(7,703,949)	(575,983,974)
Net decrease	(177,426)	$(13,415,417)	(5,466,831)	$(411,038,818)
Class R2 shares
Sold	717	$50,121	1,421	$101,205
Distributions reinvested	1,968	136,533	—	—
Repurchased	(2,286)	(158,995)	(6,426)	(474,248)
Net increase (decrease)	399	$27,659	(5,005)	$(373,043)
Class R6 shares
Sold	280,153	$21,103,505	541,060	$40,733,603
Distributions reinvested	539,643	40,484,039	—	—
Repurchased	(659,347)	(51,278,960)	(1,956,019)	(144,588,852)
Net increase (decrease)	160,449	$10,308,584	(1,414,959)	$(103,855,249)
Total net increase (decrease)	950,487	$58,067,893	(8,384,409)	$(611,597,836)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $330,611,512 and $583,304,701, respectively, for the six months ended April 30, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
19	JOHN HANCOCK U.S. Global Leaders Growth Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	5,455,744	—	$111,806,346	$(57,233,405)	$(1,812)	$3,765	$2,862	—	$54,574,894

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK U.S. Global Leaders Growth Fund	20

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443034	26SA 4/25
6/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 13, 2025